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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holings entries.

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
12/6/2010

Revised select security positions and corresponding market values.
12/6/2010

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F-HR/A COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	45

Form 13F Table Value Total:  	155,015
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	   Value  Shares   Inv.	        Other	 Voting Authority
							   x1000           Discretion   Managers Sole	 Shared	 None

AMB PROPERTY CORP		COM		00163T109  1,360   51,374  SOLE		N/A	 16,484  0	  34,890
AVALONBAY COMMUNITIES INC	COM		053484101  3,224   31,024  SOLE		N/A	  9,783  0	  21,241
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203  1,428  116,553  SOLE		N/A	 15,733  0	 100,820
BIOMED REALTY TRUST INC		COM		09063H107  1,263   70,480  SOLE		N/A	 21,320  0	  49,160
BOSTON PROPERTIES INC		COM		101121101  7,286   87,660  SOLE		N/A	 30,559  0	  57,101
CEDAR SHOPPING CENTERS INC	COM NEW		150602209    815  134,105  SOLE		N/A	 45,534  0	  88,571
MACK-CALI REALTY CORP		COM		554489104  1,424   43,530  SOLE		N/A	  5,900  0	  37,630
COLONIAL PROPERTIES TRUST	COM SH BEN INT	195872106  1,274   78,680  SOLE		N/A	 10,640  0	  68,040
CORESITE REALTY CORP				21870Q105  1,300   79,300  SOLE		N/A	 25,330  0	  53,970
CAMDEN PROPERTY TRUST		SH BEN INT	133131102  4,060   84,643  SOLE		N/A	 30,863  0	  53,780
COMMONWEALTH REIT		COM SH BEN INT	203233101  1,102   43,028  SOLE		N/A	  5,843  0	  37,185
DOUGLAS EMMETT INC		COM		25960P109  3,020  172,468  SOLE		N/A	 61,708  0	 110,760
DUPONT FABROS TECHNOLOGY	COM		26613Q106  3,077  122,327  SOLE		N/A	 38,817  0	  83,510
DIGITAL REALTY TRUST INC	COM		253868103  3,318   53,772  SOLE		N/A	 18,712  0	  35,060
DUKE REALTY CORP		COM NEW		264411505  2,472  213,299  SOLE		N/A	 77,594  0	 135,705
DIAMONDROCK HOSPITALITY CO	COM		252784301  1,346  141,870  SOLE		N/A	 54,430  0	  87,440
EQUITY RESIDENTIAL		SH BEN INT	29476L107  7,602  159,803  SOLE		N/A	 53,703  0	 106,100
ENTERTAINMENT PROPERTIES TR	COM SH BEN INT	29380T105    372    8,610  SOLE		N/A	  8,610  0	 -
EXTRA SPACE STORAGE INC		COM		30225T102  1,767  110,180  SOLE		N/A	 14,920  0	  95,260
FELCOR LODGING TRUST INC	COM		31430F101    618  134,240  SOLE		N/A	 18,020  0	 116,220
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206  3,956   48,449  SOLE		N/A	 14,329  0	  34,120
GENERAL GROWTH PROPERTIES	COM		370021107  3,043  195,062  SOLE		N/A	 46,942  0	 148,120
HEALTH CARE REIT INC		COM		42217K106  4,841  102,265  SOLE		N/A	 32,890  0	  69,375
HCP INC				COM		40414L109  7,152  198,772  SOLE		N/A	 62,642  0	 136,130
HOST HOTELS & RESORTS INC	COM		44107P104  4,869  336,263  SOLE		N/A	111,453  0	 224,810
KIMCO REALTY CORP		COM		49446R109  1,939   83,860  SOLE		N/A	 39,249  0	  83,860
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108    763   32,632  SOLE		N/A	  4,452  0	  28,180
MID-AMERICA APARTMENT COMM	COM		59522J103  2,548   43,714  SOLE		N/A	 13,794  0	  29,920
MACERICH CO/THE			COM		554382101  1,154   26,867  SOLE		N/A	 11,200  0	  15,667
NATIONWIDE HEALTH PPTYS INC	COM		638620104  4,871  125,957  SOLE		N/A	 39,608  0	  86,351
NATIONAL RETAIL PROPERTIES	COM		637417106  2,855  113,714  SOLE		N/A	 15,384  0	  98,330
REALTY INCOME CORP		COM		756109104  2,567   76,120  SOLE		N/A	 10,320  0	  65,800
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108  1,570   42,070  SOLE		N/A	 18,824  0	  23,246
PLUM CREEK TIMBER CO		COM		729251108  3,348   94,835  SOLE		N/A	 12,875  0	  81,960
PROLOGIS			SH BEN INT	743410102  3,315  281,369  SOLE		N/A	 89,628  0	 191,741
POST PROPERTIES INC		COM		737464107  2,400   85,970  SOLE		N/A	 27,310  0	  58,660
PUBLIC STORAGE			COM		74460D109 11,065  114,026  SOLE		N/A	 39,123  0	  74,903
REGENCY CENTERS CORP		COM		758849103  5,672  143,708  SOLE		N/A	 46,608  0	  97,100
RAYONIER INC			COM		754907103  4,245   84,690  SOLE		N/A	 11,500  0	  73,190
SUNSTONE HOTEL INVESTORS INC	COM		867892101  1,821  200,804  SOLE		N/A	 78,834  0	 121,970
SL GREEN REALTY CORP		COM		78440X101  2,996   47,303  SOLE		N/A	 15,548  0	  31,755
SIMON PROPERTY GROUP INC	COM		828806109 12,432  134,055  SOLE		N/A	 42,160  0	  91,895
UDR INC				COM		902653104  3,380  160,028  SOLE		N/A	 50,588  0	 109,440
VORNADO REALTY TRUST		SH BEN INT	929042109  8,560  100,084  SOLE		N/A	 31,520  0	  68,564
VENTAS INC			COM		92276F100  5,527  107,180  SOLE		N/A	 33,802  0	  73,378



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12/6/10
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2010.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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